VANECK IG FLOATING RATE ETF
SCHEDULE OF INVESTMENTS
January 31, 2025 (unaudited)

cap
Par
(000's) Value
FLOATING RATE NOTES: 98.6%
Australia : 9.5%
Australia & New Zealand
Banking Group Ltd. 144A
4.86% (SOFR+0.47%),
12/16/26 $ 3,000 $ 3,004,536
4.94% (SOFR+0.56%),
03/18/26 5,600 5,613,489
5.01% (SOFR+0.64%),
10/03/25 2,900 2,906,287
5.03% (SOFR+0.65%),
09/30/27 11,975 12,024,779
5.05% (SOFR+0.68%),
07/16/27 11,100 11,148,891
5.19% (SOFR+0.81%),
01/18/27 7,100 7,151,617
5.24% (SOFR+0.85%),
12/16/29 21,975 22,159,426
Commonwealth Bank of
Australia 144A
4.90% (SOFR+0.46%),
11/27/26 6,200 6,209,116
4.91% (SOFR+0.52%),
06/15/26 2,250 2,253,770
5.03% (SOFR+0.63%),
09/12/25 2,700 2,705,417
5.15% (SOFR+0.75%),
03/13/26 2,250 2,259,962
5.36% (SOFR+0.97%),
03/14/27 3,101 3,128,273
Macquarie Bank Ltd. 144A
5.29% (SOFR Compound
Index+0.92%), 07/02/27 7,500 7,574,893
5.62% (SOFR+1.20%),
12/07/26 3,125 3,162,918
5.63% (SOFR+1.24%),
06/15/26 1,350 1,363,596
Macquarie Group Ltd. 144A
5.29% (SOFR+0.92%),
09/23/27 9,975 10,017,044
National Australia Bank Ltd.
144A
4.93% (SOFR+0.55%),
01/29/26 1,325 1,327,853
4.98% (SOFR+0.60%),
10/26/27 18,700 18,746,102
5.02% (SOFR+0.65%),
01/12/27 4,450 4,470,559
5.02% (SOFR+0.62%),
06/11/27 7,594 7,620,156
5.06% (SOFR+0.65%),
12/10/25 † 2,242 2,248,488
5.16% (SOFR+0.79%),
01/14/30 18,750 18,843,136
Westpac Banking Corp.
4.79% (SOFR+0.42%),
04/16/26 3,375 3,375,991
4.84% (SOFR+0.46%),
10/20/26 6,650 6,657,949
Par
(000’s) Value
Australia (continued)
4.95% (SOFR+0.52%),
06/03/26 $ 1,375 $ 1,378,490
5.18% (SOFR+0.72%),
11/17/25 2,250 2,259,288
5.18% (SOFR+0.81%),
04/16/29 18,700 18,768,294
5.44% (SOFR+1.00%),
08/26/25 2,000 2,008,726
Westpac Banking Corp. 144A
4.93% (SOFR+0.55%),
01/29/26 1,350 1,352,690
191,741,736
Canada : 9.9%
Bank of Montreal
5.01% (SOFR Compound
Index+0.62%), 09/15/26 3,550 3,555,914
5.18% (SOFR Compound
Index+0.76%), 06/04/27 4,000 4,020,224
5.24% (SOFR+0.86%),
01/27/29 7,500 7,502,581
5.29% (SOFR Compound
Index+0.88%), 09/10/27 14,950 15,003,439
5.33% (SOFR Compound
Index+0.95%), 09/25/25 1,350 1,356,299
5.56% (SOFR Compound
Index+1.16%), 12/11/26 3,127 3,160,482
5.75% (SOFR Compound
Index+1.33%), 06/05/26 1,825 1,844,240
Bank of Nova Scotia
4.98% (SOFR Compound
Index+0.55%), 03/02/26 1,375 1,376,906
5.00% (SOFR+0.61%),
09/15/26 2,680 2,681,485
5.20% (SOFR Compound
Index+0.78%), 06/04/27 3,553 3,568,585
5.41% (SOFR+1.00%),
09/08/28 13,700 13,779,281
5.46% (SOFR Compound
Index+1.08%), 08/01/29 7,375 7,424,381
Canadian Imperial Bank of
Commerce
5.09% (SOFR+0.72%),
01/13/28 750 750,185
5.32% (SOFR+0.94%),
06/28/27 12,950 13,041,095
5.33% (SOFR Compound
Index+0.93%), 09/11/27 12,945 12,993,949
5.59% (SOFR+1.22%),
10/02/26 3,275 3,307,385
National Bank of Canada
5.28% (SOFR Compound
Index+0.90%), 03/25/27 3,575 3,584,797
5.40% (SOFR Compound
Index+1.03%), 07/02/27 3,075 3,087,489
Royal Bank of Canada
4.90% (SOFR Compound
Index+0.53%), 01/20/26 1,367 1,369,754
4.95% (SOFR Compound
Index+0.57%), 04/27/26 1,375 1,377,954

VANECK IG FLOATING RATE ETF
SCHEDULE OF INVESTMENTS
(unaudited) (continued)

Par
(000’s) Value
Canada (continued)
4.97% (SOFR Compound
Index+0.59%), 11/02/26 $ 3,100 $ 3,103,854
5.09% (SOFR Compound
Index+0.71%), 01/21/27 2,650 2,658,326
5.10% (SOFR Compound
Index+0.72%), 10/18/27 16,225 16,242,220
5.17% (SOFR Compound
Index+0.79%), 07/23/27 6,250 6,265,372
5.21% (SOFR Compound
Index+0.83%), 01/24/29 15,000 15,012,625
5.24% (SOFR Compound
Index+0.86%), 10/18/28 11,225 11,268,103
5.33% (SOFR Compound
Index+0.95%), 01/19/27 4,400 4,434,998
5.41% (SOFR Compound
Index+1.03%), 02/04/31 7,500 7,510,613
5.45% (SOFR Compound
Index+1.08%), 01/12/26 1,350 1,358,648
5.46% (SOFR Compound
Index+1.08%), 07/20/26 1,600 1,613,818
Toronto-Dominion Bank
4.85% (SOFR+0.48%),
10/10/25 2,255 2,257,607
5.00% (SOFR+0.59%),
09/10/26 2,675 2,676,866
5.10% (SOFR+0.73%),
04/05/27 4,450 4,458,864
5.42% (SOFR+1.03%),
12/17/29 8,725 8,730,639
5.46% (SOFR+1.08%),
07/17/26 2,054 2,071,250
Toronto-Dominion Bank/The
5.01% (SOFR+0.62%),
12/17/26 4,875 4,887,554
199,337,782
Finland : 0.6%
Nordea Bank Abp 144A
5.12% (SOFR+0.74%),
03/19/27 4,450 4,471,010
5.43% (SOFR+1.02%),
09/10/29 7,480 7,536,985
12,007,995
France : 4.6%
Banque Federative du Credit
Mutuel SA 144A
5.51% (SOFR+1.13%),
01/23/27 6,100 6,149,272
5.53% (SOFR Compound
Index+1.07%), 02/16/28 10,455 10,507,726
5.61% (SOFR Compound
Index+1.23%), 01/22/30 6,250 6,254,980
5.77% (SOFR Compound
Index+1.40%), 07/13/26 2,750 2,783,450
BPCE SA 144A
5.34% (SOFR+0.96%),
09/25/25 2,025 2,033,694
6.36% (SOFR Compound
Index+1.98%), 10/19/27 7,500 7,621,670
Credit Agricole SA 144A
Par
(000’s) Value
France (continued)
5.27% (SOFR+0.87%),
03/11/27 $ 5,325 $ 5,344,649
5.50% (SOFR+1.13%),
01/09/29 12,000 12,020,645
5.61% (SOFR+1.21%),
09/11/28 12,950 13,019,593
5.66% (SOFR+1.29%),
07/05/26 2,265 2,285,562
Societe Generale SA 144A
5.56% (SOFR+1.10%),
02/19/27 3,900 3,904,612
5.78% (SOFR+1.41%),
04/13/29 11,750 11,756,733
6.04% (SOFR+1.66%),
01/19/28 9,075 9,154,239
92,836,825
Japan : 3.9%
Mitsubishi UFJ Financial
Group, Inc.
5.41% (SOFR+0.94%),
02/20/26 2,680 2,680,822
5.81% (SOFR+1.44%),
04/17/26 1,350 1,353,146
Mizuho Financial Group, Inc.
5.42% (SOFR+0.96%),
05/22/26 3,425 3,432,315
Nomura Holdings, Inc.
5.63% (SOFR+1.25%),
07/02/27 4,451 4,489,973
Sumitomo Mitsui Financial
Group, Inc.
5.25% (SOFR+0.88%),
01/14/27 4,450 4,483,039
5.42% (SOFR+1.05%),
04/15/30 20,000 19,994,900
5.54% (SOFR+1.17%),
07/09/29 12,475 12,616,720
5.67% (SOFR+1.30%),
07/13/26 1,800 1,822,703
5.80% (SOFR+1.43%),
01/13/26 1,399 1,413,707
Sumitomo Mitsui Trust Bank
Ltd. 144A
5.40% (SOFR+0.98%),
09/10/27 18,600 18,798,610
5.54% (SOFR+1.12%),
03/09/26 † 2,250 2,268,050
5.55% (SOFR+1.15%),
09/14/26 4,450 4,494,128
77,848,113
Netherlands : 2.2%
ABN AMRO Bank NV 144A
5.43% (SOFR Compound
Index+1.00%), 12/03/28 † 12,475 12,506,970
6.16% (SOFR Compound
Index+1.78%), 09/18/27 † 12,475 12,671,133
ING Groep NV
5.39% (SOFR Compound
Index+1.01%), 04/01/27 3,565 3,578,138

Par
(000’s) Value
Netherlands (continued)
5.96% (SOFR Compound
Index+1.56%), 09/11/27 $ 12,475 $ 12,644,903
6.02% (SOFR Compound
Index+1.64%), 03/28/26 2,250 2,254,414
43,655,558
New Zealand : 0.2%
Bank of New Zealand 144A
5.19% (SOFR+0.81%),
01/27/27 3,600 3,617,023
Underline
Norway : 0.4%
DNB Bank ASA 144A
5.58% (SOFR+1.06%),
11/05/30 † 8,800 8,833,896
Underline
Singapore : 0.3%
DBS Group Holdings Ltd.
144A
5.02% (SOFR+0.61%),
09/12/25 3,400 3,404,782
Pepsico Singapore Financing
I Pte Ltd.
5.02% (SOFR Compound
Index+0.56%), 02/16/27 2,669 2,683,877
6,088,659
South Korea : 1.0%
Korea Housing Finance Corp.
144A
5.27% (SOFR+0.90%),
01/21/30 7,500 7,507,275
Korea National Oil Corp.
144A
5.21% (SOFR+0.83%),
04/03/27 5,950 5,976,692
5.57% (SOFR+1.08%),
11/14/26 4,825 4,884,675
NongHyup Bank 144A
5.18% (SOFR+0.80%),
07/22/27 2,800 2,806,811
21,175,453
Spain : 1.4%
Banco Santander SA
5.49% (SOFR+1.12%),
07/15/28 18,690 18,773,083
5.78% (SOFR+1.38%),
03/14/28 9,975 10,050,366
28,823,449
Sweden : 1.0%
Skandinaviska Enskilda
Banken AB 144A
5.31% (SOFR+0.89%),
03/05/27 3,200 3,225,852
Svenska Handelsbanken AB
144A
5.10% (SOFR+0.66%),
05/28/27 3,575 3,592,847
5.64% (SOFR+1.25%),
06/15/26 2,275 2,302,343
Swedbank AB 144A
Par
(000’s) Value
Sweden (continued)
5.48% (SOFR+1.03%),
11/20/29 † $ 8,875 $ 8,914,685
5.77% (SOFR Compound
Index+1.38%), 06/15/26 1,800 1,822,551
19,858,278
Switzerland : 0.1%
UBS Group AG 144A
6.06% (SOFR+1.58%),
05/12/26 † 2,709 2,716,541
Underline
United Kingdom : 9.9%
Barclays Plc
5.89% (SOFR+1.49%),
03/12/28 12,475 12,623,827
6.28% (SOFR+1.88%),
09/13/27 7,495 7,628,530
HSBC Holdings Plc
5.51% (SOFR+1.04%),
11/19/28 12,475 12,509,960
5.76% (SOFR+1.29%),
11/19/30 † 12,475 12,594,925
5.85% (SOFR+1.43%),
03/10/26 2,237 2,239,045
6.03% (Term SOFR USD 3
Month+1.64%), 09/12/26 6,650 6,689,256
6.06% (SOFR+1.57%),
08/14/27 17,449 17,705,188
Lloyds Banking Group Plc
5.51% (SOFR Compound
Index+1.06%), 11/26/28 18,700 18,741,601
5.96% (SOFR Compound
Index+1.58%), 01/05/28 7,500 7,604,764
6.08% (SOFR Compound
Index+1.56%), 08/07/27 12,460 12,612,823
Nationwide Building Society
144A
5.75% (SOFR+1.29%),
02/16/28 7,525 7,587,534
NatWest Group Plc
5.69% (SOFR+1.25%),
03/01/28 7,475 7,536,058
5.78% (SOFR+1.30%),
11/15/28 12,475 12,629,986
NatWest Markets Plc 144A
5.14% (SOFR+0.76%),
09/29/26 2,675 2,682,225
5.36% (SOFR+0.90%),
05/17/27 4,450 4,475,715
5.60% (SOFR+1.14%),
05/17/29 9,975 10,037,079
Standard Chartered Plc 144A
5.62% (SOFR+1.24%),
01/21/29 12,500 12,561,880
5.64% (SOFR+1.17%),
05/14/28 12,468 12,546,821
6.12% (SOFR+1.74%),
03/30/26 2,293 2,297,620
6.30% (SOFR+1.93%),
07/06/27 4,460 4,533,447

VANECK IG FLOATING RATE ETF
SCHEDULE OF INVESTMENTS
(unaudited) (continued)

Par
(000’s) Value
United Kingdom (continued)
6.52% (SOFR+2.03%),
02/08/28 $ 9,951 $ 10,171,090
UBS AG
5.33% (SOFR+0.93%),
09/11/25 2,255 2,265,016
200,274,390
United States : 53.6%
American Express Co.
5.13% (SOFR+0.75%),
04/23/27 2,675 2,682,107
5.17% (SOFR Compound
Index+0.65%), 11/04/26 † 4,430 4,444,771
5.24% (SOFR+0.76%),
02/13/26 1,375 1,379,276
5.31% (SOFR Compound
Index+0.93%), 07/26/28 12,466 12,536,366
5.35% (SOFR Compound
Index+0.97%), 07/28/27 2,644 2,657,558
5.46% (SOFR Compound
Index+1.00%), 02/16/28 7,475 7,521,607
5.73% (SOFR Compound
Index+1.35%), 10/30/26 2,625 2,641,941
American Honda Finance
Corp.
4.87% (SOFR+0.50%),
10/10/25 850 851,168
4.87% (SOFR+0.50%),
01/12/26 1,300 1,300,820
5.00% (SOFR+0.55%),
05/21/26 1,900 1,901,496
5.03% (SOFR+0.55%),
05/11/26 1,700 1,701,334
5.07% (SOFR+0.60%),
08/14/25 2,000 2,003,324
5.08% (SOFR+0.71%),
01/09/26 3,000 3,007,515
5.08% (SOFR+0.71%),
07/09/27 2,800 2,808,991
5.09% (SOFR Compound
Index+0.72%), 10/05/26 3,560 3,569,867
5.10% (SOFR+0.72%),
10/22/27 6,100 6,105,388
5.16% (SOFR Compound
Index+0.79%), 10/03/25 1,477 1,480,284
5.17% (SOFR+0.77%),
03/12/27 2,813 2,822,344
5.29% (SOFR+0.92%),
01/12/26 1,450 1,456,698
Athene Global Funding 144A
5.20% (SOFR Compound
Index+0.83%), 01/07/27 2,750 2,753,362
5.34% (SOFR Compound
Index+0.85%), 05/08/26 1,350 1,351,046
5.47% (SOFR Compound
Index+1.03%), 08/27/26 3,850 3,864,289
5.59% (SOFR Compound
Index+1.21%), 03/25/27 3,900 3,929,771
Bank of America Corp.
Par
(000’s) Value
United States (continued)
5.21% (SOFR+0.83%),
01/24/29 $ 18,750 $ 18,764,651
5.35% (SOFR+0.97%),
07/22/27 3,572 3,592,576
5.38% (Term SOFR USD 3
Month+1.02%), 09/15/26 2,820 2,832,705
5.39% (SOFR+1.01%),
01/24/31 12,500 12,520,409
5.57% (SOFR+1.05%),
02/04/28 12,455 12,560,912
5.59% (Term SOFR USD 3
Month+1.03%), 02/05/26 6,692 6,692,358
5.73% (SOFR+1.35%),
09/15/27 † 12,450 12,597,028
Bank of America NA
5.24% (SOFR+0.78%),
08/18/25 1,000 1,002,085
5.48% (SOFR+1.02%),
08/18/26 5,325 5,371,396
Bank of New York Mellon
Corp.
4.85% (SOFR+0.45%),
03/13/26 2,450 2,450,842
5.21% (SOFR Compound
Index+0.83%), 07/21/28 7,150 7,190,848
BMW US Capital LLC 144A
4.92% (SOFR Compound
Index+0.55%), 04/02/26 3,150 3,155,616
5.10% (SOFR Compound
Index+0.62%), 08/11/25 2,000 2,003,630
5.28% (SOFR Compound
Index+0.80%), 08/13/26 6,650 6,687,330
5.40% (SOFR Compound
Index+0.92%), 08/13/27 7,475 7,518,874
Bristol-Myers Squibb Co.
4.94% (SOFR+0.49%),
02/20/26 2,275 2,282,537
Caterpillar Financial Services
Corp.
4.75% (SOFR+0.38%),
01/07/27 1,750 1,751,343
4.90% (SOFR+0.46%),
02/27/26 3,450 3,454,628
4.94% (SOFR+0.46%),
08/11/25 1,000 1,001,404
4.99% (SOFR+0.52%),
05/14/27 3,900 3,910,698
5.03% (SOFR+0.56%),
11/15/27 † 11,200 11,222,306
5.06% (SOFR+0.69%),
10/16/26 † 4,600 4,627,110
Charles Schwab Corp.
5.00% (SOFR Compound
Index+0.52%), 05/13/26 † 2,250 2,249,405
5.48% (SOFR Compound
Index+1.05%), 03/03/27 † 4,450 4,494,194
Citibank NA
4.97% (SOFR Compound
Index+0.59%), 04/30/26 3,900 3,908,278

Par
(000’s) Value
United States (continued)
5.17% (SOFR+0.71%),
11/19/27 $ 17,179 $ 17,211,275
5.18% (SOFR+0.81%),
09/29/25 3,350 3,360,335
5.21% (SOFR+0.71%),
08/06/26 4,622 4,640,339
5.48% (SOFR Compound
Index+1.06%), 12/04/26 3,000 3,032,513
Citigroup, Inc.
5.18% (SOFR+0.77%),
06/09/27 3,673 3,678,452
5.33% (Term SOFR USD 3
Month+0.81%), 08/25/36 14,050 12,719,785
5.73% (SOFR+1.28%),
02/24/28 14,950 15,128,482
5.82% (Term SOFR USD 3
Month+1.51%), 07/01/26 † 3,000 3,014,324
Consolidated Edison Co. of
New York, Inc.
4.98% (SOFR Compound
Index+0.52%), 11/18/27 8,775 8,822,458
Cooperatieve Rabobank UA
5.06% (SOFR Compound
Index+0.62%), 08/28/26 † 5,100 5,116,684
5.08% (SOFR Compound
Index+0.71%), 01/09/26 3,550 3,564,418
5.13% (SOFR Compound
Index+0.71%), 03/05/27 8,050 8,081,417
5.27% (SOFR Compound
Index+0.90%), 10/05/26 2,875 2,899,613
5.27% (SOFR Compound
Index+0.89%), 10/17/29 12,950 12,985,785
Cooperatieve Rabobank UA/
NY
4.98% (SOFR+0.60%),
01/21/28 5,000 5,005,058
Corebridge Global Funding
144A
5.12% (SOFR+0.75%),
01/07/28 7,000 7,004,984
5.68% (SOFR+1.30%),
09/25/26 3,950 3,988,667
Daimler Truck Finance North
America LLC 144A
5.21% (SOFR+0.84%),
01/13/28 7,000 7,008,903
5.34% (SOFR+0.96%),
09/25/27 9,208 9,266,253
Deutsche Bank AG
5.68% (SOFR+1.22%),
11/16/27 7,725 7,745,436
Deutsche Bank AG/New York
NY
5.58% (SOFR+1.21%),
01/10/29 12,250 12,243,666
Ford Motor Credit Co. LLC
5.96% (SOFR+1.45%),
11/05/26 3,100 3,116,857
Par
(000’s) Value
United States (continued)
7.37% (SOFR+2.95%),
03/06/26 $ 1,725 $ 1,760,596
General Electric Co.
5.20% (Term SOFR USD 3
Month+0.64%), 05/05/26 † 4,000 4,013,339
General Motors Financial
Co., Inc.
5.42% (SOFR Compound
Index+1.05%), 07/15/27 3,615 3,625,531
5.48% (SOFR+1.04%),
02/26/27 2,687 2,694,932
5.66% (SOFR+1.29%),
01/07/30 7,500 7,503,847
5.84% (SOFR Compound
Index+1.35%), 05/08/27 3,100 3,129,572
Glencore Funding LLC 144A
5.43% (SOFR Compound
Index+1.06%), 04/04/27 3,157 3,169,912
Goldman Sachs Bank USA
5.15% (SOFR+0.77%),
03/18/27 6,650 6,662,883
5.20% (SOFR+0.75%),
05/21/27 7,525 7,540,745
Goldman Sachs Group, Inc.
5.20% (SOFR+0.79%),
12/09/26 2,669 2,676,167
5.22% (SOFR+0.81%),
03/09/27 3,566 3,571,015
5.23% (SOFR+0.82%),
09/10/27 † 7,497 7,507,772
5.30% (SOFR+0.92%),
10/21/27 7,501 7,529,867
5.46% (SOFR+1.08%),
01/28/31 10,000 10,013,841
5.55% (SOFR+1.06%),
08/10/26 4,425 4,438,645
5.57% (SOFR+1.12%),
02/24/28 8,704 8,770,994
5.96% (Term SOFR USD 3
Month+1.43%), 05/15/26 6,700 6,726,741
6.24% (SOFR+1.85%),
03/15/28 7,475 7,643,843
6.31% (Term SOFR USD 3
Month+2.01%), 10/28/27 24,924 25,598,564
Hartford Financial Services
Group, Inc. 144A
6.91% (Term SOFR USD 3
Month+2.39%), 02/12/47 11,775 10,984,364
HSBC USA, Inc.
5.38% (SOFR+0.96%),
03/04/27 4,450 4,474,265
Hyundai Capital America
144A
5.40% (SOFR+1.03%),
09/24/27 † 10,700 10,733,419
5.41% (SOFR+1.04%),
06/24/27 11,742 11,796,789
5.42% (SOFR+1.04%),
03/19/27 8,000 8,025,431

VANECK IG FLOATING RATE ETF
SCHEDULE OF INVESTMENTS
(unaudited) (continued)

Par
(000’s) Value
United States (continued)
5.67% (SOFR+1.15%),
08/04/25 $ 1,425 $ 1,430,319
5.70% (SOFR+1.32%),
11/03/25 1,325 1,333,145
5.87% (SOFR+1.50%),
01/08/27 3,425 3,467,164
John Deere Capital Corp.
4.85% (SOFR+0.48%),
10/22/25 1,800 1,802,564
4.87% (SOFR+0.44%),
03/06/26 † 3,350 3,357,708
4.97% (SOFR+0.60%),
04/19/27 2,900 2,916,021
5.01% (SOFR+0.57%),
03/03/26 1,387 1,393,715
5.02% (SOFR+0.60%),
06/11/27 3,100 3,116,118
5.05% (SOFR+0.68%),
07/15/27 3,650 3,678,012
5.21% (SOFR+0.79%),
06/08/26 1,362 1,369,995
JPMorgan Chase & Co.
5.14% (SOFR+0.77%),
09/22/27 12,965 13,032,731
5.18% (SOFR+0.80%),
01/24/29 13,500 13,502,187
5.24% (SOFR+0.86%),
10/22/28 9,501 9,532,844
5.26% (SOFR+0.89%),
04/22/27 5,050 5,075,580
5.30% (SOFR+0.92%),
04/22/28 18,033 18,125,428
5.31% (SOFR+0.93%),
07/22/28 † 18,044 18,133,366
5.37% (SOFR+0.92%),
02/24/26 3,175 3,176,924
5.58% (SOFR+1.20%),
01/23/28 13,175 13,313,186
5.63% (SOFR+1.18%),
02/24/28 26,600 26,857,550
5.70% (SOFR+1.32%),
04/26/26 2,600 2,608,110
5.79% (Term SOFR USD 3
Month+1.26%), 05/15/47 9,575 9,049,549
JPMorgan Chase Bank NA
5.00% (SOFR+0.62%),
04/29/26 1,375 1,381,086
5.41% (SOFR+1.00%),
12/08/26 7,750 7,842,237
Keurig Dr Pepper, Inc.
5.27% (SOFR Compound
Index+0.88%), 03/15/27 3,175 3,201,989
Marsh & McLennan Cos, Inc.
5.19% (SOFR Compound
Index+0.70%), 11/08/27 7,525 7,585,426
MassMutual Global Funding
II 144A
5.11% (SOFR+0.74%),
04/09/27 3,120 3,132,739
Par
(000’s) Value
United States (continued)
5.15% (SOFR+0.77%),
01/29/27 $ 2,625 $ 2,638,020
5.35% (SOFR+0.98%),
07/10/26 2,250 2,268,631
Mercedes-Benz Finance
North America LLC 144A
4.95% (SOFR+0.57%),
08/01/25 1,000 1,001,304
5.01% (SOFR+0.63%),
07/31/26 3,300 3,304,213
5.04% (SOFR+0.67%),
01/09/26 2,925 2,932,465
5.32% (SOFR+0.85%),
11/15/27 † 13,700 13,734,145
Metropolitan Life Global
Funding I 144A
4.94% (SOFR Compound
Index+0.57%), 04/09/26 1,350 1,354,078
5.10% (SOFR Compound
Index+0.70%), 06/11/27 3,075 3,085,181
Morgan Stanley
5.39% (SOFR+1.02%),
04/13/28 24,900 25,075,857
5.41% (SOFR+0.95%),
02/18/26 † 3,300 3,301,429
Morgan Stanley Bank NA
5.06% (SOFR+0.69%),
10/15/27 24,900 24,937,112
5.27% (SOFR+0.90%),
01/12/29 12,500 12,535,755
5.31% (SOFR+0.86%),
05/26/28 16,150 16,206,350
5.31% (SOFR+0.94%),
07/14/28 24,925 25,058,601
5.45% (SOFR+1.08%),
01/14/28 11,200 11,282,216
5.55% (SOFR+1.17%),
10/30/26 2,975 3,010,993
National Rural Utilities
Cooperative Finance Corp.
5.21% (SOFR+0.82%),
09/16/27 4,750 4,781,275
5.31% (SOFR+0.80%),
02/05/27 5,225 5,268,842
New York Life Global
Funding 144A
4.89% (SOFR+0.48%),
06/09/26 1,575 1,578,199
4.95% (SOFR Compound
Index+0.58%), 01/16/26 2,700 2,706,300
5.02% (SOFR+0.58%),
08/28/26 2,675 2,684,079
5.04% (SOFR+0.67%),
04/02/27 6,200 6,223,130
5.30% (SOFR Compound
Index+0.93%), 04/02/26 1,350 1,359,520
NextEra Energy Capital
Holdings, Inc.

Par
(000’s) Value
United States (continued)
5.14% (SOFR Compound
Index+0.76%), 01/29/26 † $ 2,725 $ 2,735,477
Nissan Motor Acceptance
Co. LLC 144A
6.45% (SOFR Compound
Index+2.05%), 09/13/27 7,650 7,753,814
Pacific Life Global Funding
II 144A
4.96% (SOFR+0.58%),
12/20/27 7,250 7,253,042
4.98% (SOFR+0.60%),
03/27/26 1,350 1,352,520
4.98% (SOFR+0.60%),
01/27/28 8,750 8,776,362
5.04% (SOFR+0.62%),
06/04/26 1,376 1,379,964
5.36% (SOFR+0.85%),
02/05/27 4,450 4,478,840
5.43% (SOFR Compound
Index+1.05%), 07/28/26 2,900 2,925,077
PepsiCo, Inc.
4.88% (SOFR Compound
Index+0.40%), 02/13/26 1,600 1,602,863
Pinnacle West Capital Corp.
5.23% (SOFR+0.82%),
06/10/26 1,625 1,633,084
PNC Bank NA
4.87% (SOFR+0.50%),
01/15/27 4,500 4,505,455
Principal Life Global Funding
II 144A
5.34% (SOFR+0.90%),
08/28/25 500 501,717
Protective Life Global
Funding 144A
4.88% (SOFR+0.50%),
07/22/26 1,600 1,600,855
5.07% (SOFR+0.70%),
04/10/26 1,375 1,378,140
Public Storage Operating Co.
5.07% (SOFR Compound
Index+0.70%), 04/16/27 6,221 6,254,727
Roche Holdings, Inc. 144A
5.21% (SOFR+0.74%),
11/13/26 2,725 2,747,272
Standard Chartered Bank
5.02% (SOFR+0.65%),
10/08/26 2,675 2,681,138
State Street Bank & Trust Co.
4.91% (SOFR+0.46%),
11/25/26 2,675 2,679,442
State Street Corp.
5.02% (SOFR+0.64%),
10/22/27 7,375 7,398,436
5.23% (SOFR+0.84%),
08/03/26 1,350 1,359,059
Toyota Motor Credit Corp.
4.82% (SOFR Compound
Index+0.45%), 04/10/26 3,300 3,304,867
Par
(000’s) Value
United States (continued)
4.84% (SOFR+0.47%),
01/08/27 $ 2,250 $ 2,251,851
4.92% (SOFR+0.45%),
05/15/26 † 2,726 2,731,681
5.02% (SOFR+0.65%),
01/05/26 4,500 4,508,428
5.03% (SOFR+0.65%),
03/19/27 4,375 4,385,249
5.05% (SOFR+0.65%),
09/11/25 1,875 1,879,158
5.26% (SOFR+0.77%),
08/07/26 5,750 5,781,488
5.35% (SOFR Compound
Index+0.89%), 05/18/26 2,564 2,580,696
UnitedHealth Group, Inc.
4.87% (SOFR+0.50%),
07/15/26 2,325 2,334,535
US Bank NA
5.07% (SOFR+0.69%),
10/22/27 † 12,500 12,527,942
Volkswagen Group of
America Finance LLC 144A
5.21% (SOFR+0.83%),
03/20/26 † 3,900 3,902,952
5.33% (SOFR+0.93%),
09/12/25 2,250 2,253,719
5.53% (SOFR+1.06%),
08/14/26 2,300 2,306,917
Wells Fargo & Co.
5.16% (SOFR+0.78%),
01/24/28 16,000 16,022,759
5.45% (SOFR+1.07%),
04/22/28 25,125 25,316,269
5.70% (SOFR+1.32%),
04/25/26 † 3,375 3,383,275
Wells Fargo Bank NA
5.08% (SOFR+0.71%),
01/15/26 2,045 2,052,794
5.18% (SOFR+0.80%),
08/01/25 1,000 1,002,310
5.47% (SOFR+1.07%),
12/11/26 4,446 4,493,195
5.55% (SOFR+1.06%),
08/07/26 1,825 1,841,528
1,080,445,549
Total Floating Rate Notes
(Cost: $1,982,706,092) 1,989,261,247
GOVERNMENT OBLIGATION : 0.2%
(Cost: $3,517,821)
South Korea : 0.2%
Korea National Oil Corp.
144A

VANECK IG FLOATING RATE ETF
SCHEDULE OF INVESTMENTS
(unaudited) (continued)

FootnoteRuleAboveBlank
Footnotes:
Par
(000’s) Value
South Korea (continued)
5.27% (SOFR+0.90%),
09/30/27 $ 3,500 $ 3,519,460
Underline
Total Investments Before Collateral for
Securities Loaned: 98.8%
(Cost: $1,986,223,913) 1,992,780,707
Number
of Shares Value
SHORT-TERM INVESTMENT HELD AS
COLLATERAL FOR SECURITIES ON LOAN:
0.1%
Money Market Fund: 0.1%
(Cost: $2,791,508)
State Street Navigator
Securities Lending
Government Money
Market Portfolio 2,791,508 $ 2,791,508
Total Investments: 98.9%
(Cost: $1,989,015,421) 1,995,572,215
Other assets less liabilities: 1.1% 21,975,511
NET ASSETS: 100.0% $ 2,017,547,726
Definitions:
SOFR Secured Overnight Financing Rate
USD United States Dollar
† Security fully or partially on loan. Total market value of securities on loan is $21,418,831.
144A Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended, or otherwise restricted. These securities may be resold in transactions exempt from registration, unless otherwise noted. These securities have an aggregate value of $648,982,016, or 32.2% of net assets.